Consolidated statement of changes in equity (Parenthetical) € in Millions, shares in Millions	Jan. 03, 2025 EUR (€) shares
Common shares cancelled (in shares) | shares	46.4
Common shares (no par value)
Common shares cancelled	€ (119)
Common shares in treasury, at cost
Common shares cancelled	675
Additional paid-in capital
Common shares cancelled	€ (556)